Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Short-Term Borrowings

Short-term borrowings at December 31 consist of the following:

	2018	2017
	(In Thousands)
Securities sold under agreements to repurchase	$37,457	$24,286
Federal Home Loan Bank short-term borrowings	15,589	18,244
	$53,046	$42,530

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2018	2017
	(Dollars In Thousands)
Average balance during the year	$41,963	$39,170
Average interest rate during the year	0.77%	0.51%
Maximum month-end balance during the year	$53,046	$54,286
Weighted average interest rate at the end of the year	1.27%	0.87%

Collateral Pledged for Repurchase Agreements

	As of December 31, 2018
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$40,161	$ -	$ -	$ -	$40,161

Total liability recognized for repurchase agreements					$37,457

	As of December 31, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$26,626	$ -	$ -	$ -	$26,626

Total liability recognized for repurchase agreements					$24,286

Other Borrowings

	2018	2017
	(In Thousands)

Amortizing fixed rate borrowing due January 2018 at 0.91%	$-	$51
Amortizing fixed rate borrowing due December 2018 at 1.42%	-	823
Amortizing fixed rate borrowing due January 2019 at 1.39%	423	5,451
Fixed rate term borrowing due August 2019 at 1.61%	10,000	10,000
Amortizing fixed rate borrowing due June 2020 at 1.49%	3,079	5,093
Amortizing fixed rate borrowing due July 2020 at 2.77%	7,962	-
Amortizing fixed rate borrowing due December 2020 at 1.71%	5,000	3,051
Amortizing fixed rate borrowing due December 2020 at 3.06%	2,051	-
Amortizing fixed rate borrowing due March 2022 at 1.75%	2,877	3,730
Amortizing fixed rate borrowing due October 2022 at 1.88%	6,200	7,746
Amortizing fixed rate borrowing due October 2023 at 3.24%	9,692	-
Amortizing fixed rate borrowing due December 2023 at 3.22%	5,000	-
	$52,284	$35,945

Contractual Maturities of Other Borrowings

2019	$26,234
2020	13,018
2021	5,581
2022	4,760
2023	2,691
$52,284